Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-46.90%(a)
Agricultural & Farm Machinery-0.25%
John Deere Capital Corp.	0.63%	09/10/2024	$ 6,222	$ 6,160,043
John Deere Capital Corp.	1.20%	04/06/2023	2,687	2,709,258
				8,869,301
Application Software-0.14%
Intuit, Inc.	0.65%	07/15/2023	5,000	4,991,426
Automobile Manufacturers-4.24%
American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(b)	0.52%	05/10/2023	15,000	15,035,180
American Honda Finance Corp.	0.75%	08/09/2024	11,200	11,101,911
BMW US Capital LLC (Germany)(c)	0.75%	08/12/2024	11,111	11,008,963
Daimler Finance North America LLC (Germany)(c)	2.55%	08/15/2022	25,000	25,348,314
Daimler Finance North America LLC (Germany)(c)	2.85%	01/06/2022	3,441	3,448,145
Hyundai Capital America(c)	0.88%	06/14/2024	10,526	10,402,515
Hyundai Capital America(c)	1.00%	09/17/2024	11,628	11,478,687
Hyundai Capital America(c)	2.38%	02/10/2023	6,485	6,594,249
Toyota Motor Credit Corp. (SOFR + 0.32%)(b)	0.37%	04/06/2023	20,000	19,998,103
Toyota Motor Credit Corp.	0.50%	08/14/2023	17,605	17,554,499
Toyota Motor Credit Corp.	0.63%	09/13/2024	20,000	19,760,252
				151,730,818
Biotechnology-0.21%
Gilead Sciences, Inc.	0.75%	09/29/2023	7,499	7,477,416
Construction Machinery & Heavy Trucks-0.14%
Caterpillar Financial Services Corp. (3 mo. USD LIBOR + 0.22%)(b)	0.35%	01/06/2022	4,938	4,938,684
Consumer Finance-0.99%
American Express Co.	0.75%	11/03/2023	15,910	15,885,625
American Express Co.	2.50%	08/01/2022	8,562	8,669,112
Capital One Bank USA N.A.(d)	2.01%	01/27/2023	10,715	10,735,330
				35,290,067
Data Processing & Outsourced Services-0.49%
Fidelity National Information Services, Inc.	0.38%	03/01/2023	3,572	3,556,950
PayPal Holdings, Inc.	1.35%	06/01/2023	9,687	9,791,530
PayPal Holdings, Inc.	2.20%	09/26/2022	4,013	4,072,168
				17,420,648
Department Stores-0.41%
7-Eleven, Inc.(c)	0.63%	02/10/2023	14,794	14,752,916
Diversified Banks-14.04%
Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.49%)(b)(c)	0.65%	11/21/2022	11,163	11,210,094
Banco Santander S.A. (Spain)(d)	0.70%	06/30/2024	13,600	13,526,446
Bank of America Corp.	4.10%	07/24/2023	5,000	5,282,197
Bank of Montreal (Canada)	0.40%	09/15/2023	12,500	12,437,431
Bank of Nova Scotia (The) (Canada)	0.40%	09/15/2023	20,000	19,860,205
Bank of Nova Scotia (The) (Canada)	0.65%	07/31/2024	11,430	11,320,912
Bank of Nova Scotia (The) (Canada)	1.63%	05/01/2023	15,000	15,202,638
Banque Federative du Credit Mutuel S.A. (France)(c)	0.65%	02/27/2024	18,335	18,168,588
Banque Federative du Credit Mutuel S.A. (France)(c)	3.75%	07/20/2023	7,100	7,441,230
Canadian Imperial Bank of Commerce (Canada)	0.45%	06/22/2023	15,000	14,911,882
Canadian Imperial Bank of Commerce (Canada)	0.50%	12/14/2023	11,429	11,309,186
Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.72%)(b)	0.84%	06/16/2022	6,732	6,757,307
Canadian Imperial Bank of Commerce (Canada)	0.95%	06/23/2023	17,045	17,096,464
Canadian Imperial Bank of Commerce (Canada)	1.00%	10/18/2024	12,500	12,401,813
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Citigroup, Inc.(d)	2.88%	07/24/2023	$ 11,030	$ 11,180,754
Citizens Bank N.A. (3 mo. USD LIBOR + 0.72%)(b)	0.88%	02/14/2022	5,000	5,003,667
Cooperatieve Rabobank U.A. (Netherlands)	2.75%	01/10/2023	8,450	8,646,529
Federation des Caisses Desjardins du Quebec (Canada)(c)	0.70%	05/21/2024	9,869	9,759,107
HSBC Holdings PLC (United Kingdom)(d)	0.73%	08/17/2024	11,407	11,328,207
ING Groep N.V. (Netherlands)	4.10%	10/02/2023	14,025	14,815,551
JPMorgan Chase & Co. (SOFR + 0.58%)(b)	0.63%	03/16/2024	15,000	15,059,768
Lloyds Banking Group PLC (United Kingdom)	3.00%	01/11/2022	18,805	18,857,545
Lloyds Banking Group PLC (United Kingdom)	4.05%	08/16/2023	18,790	19,802,285
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(b)	0.91%	07/25/2022	814	817,579
Mitsubishi UFJ Financial Group, Inc. (Japan)	3.76%	07/26/2023	10,955	11,487,983
Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.94%)(b)	1.12%	02/28/2022	15,702	15,734,352
MUFG Union Bank N.A.	2.10%	12/09/2022	4,500	4,566,686
National Bank of Canada (Canada)(d)	0.90%	08/15/2023	5,000	5,008,177
National Bank of Canada (Canada)(c)	2.15%	10/07/2022	8,714	8,836,485
Nordea Bank Abp (Finland)(c)	1.00%	06/09/2023	7,408	7,442,630
PNC Bank N.A.(d)	2.03%	12/09/2022	15,000	15,004,408
Royal Bank of Canada (Canada)	0.50%	10/26/2023	11,764	11,690,034
Royal Bank of Canada (Canada) (3 mo. USD LIBOR + 0.47%)(b)	0.60%	04/29/2022	10,000	10,017,271
Skandinaviska Enskilda Banken AB (Sweden)(c)	0.55%	09/01/2023	13,515	13,476,685
Standard Chartered PLC (United Kingdom)(c)(d)	1.32%	10/14/2023	4,546	4,557,296
Sumitomo Mitsui Financial Group, Inc. (Japan)	0.51%	01/12/2024	1,364	1,350,215
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	0.80%	09/12/2023	11,103	11,102,555
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	0.80%	09/16/2024	10,222	10,100,853
Svenska Handelsbanken AB (Sweden)(c)	0.63%	06/30/2023	11,429	11,420,491
Swedbank AB (Sweden)(c)	0.60%	09/25/2023	12,121	12,082,544
Swedbank AB (Sweden)(c)	1.30%	06/02/2023	12,000	12,114,696
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.35%)(b)	0.48%	07/22/2022	10,000	10,001,362
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%)(b)	0.53%	01/27/2023	9,108	9,142,107
Toronto-Dominion Bank (The) (Canada)	0.75%	06/12/2023	15,000	15,017,941
U.S. Bank N.A. (3 mo. USD LIBOR + 0.44%)(b)	0.60%	05/23/2022	10,000	10,017,727
				502,369,883
Diversified Capital Markets-2.00%
Credit Suisse AG (Switzerland) (SOFR + 0.45%)(b)	0.50%	02/04/2022	15,000	15,005,159
Credit Suisse AG (Switzerland)	0.50%	02/02/2024	14,000	13,862,001
Credit Suisse AG (Switzerland)	1.00%	05/05/2023	13,636	13,682,565
UBS AG (Switzerland)(c)	0.38%	06/01/2023	13,889	13,807,904
UBS AG (Switzerland)(c)	0.70%	08/09/2024	5,722	5,663,004
UBS Group AG (Switzerland)(c)	2.65%	02/01/2022	9,500	9,536,130
				71,556,763
Electric Utilities-2.32%
American Electric Power Co., Inc., Series M	0.75%	11/01/2023	4,557	4,519,824
Duke Energy Progress LLC, Series A (3 mo. USD LIBOR + 0.18%)(b)	0.34%	02/18/2022	9,756	9,756,000
Florida Power & Light Co. (SOFR + 0.25%)(b)	0.30%	05/10/2023	17,392	17,384,672
NextEra Energy Capital Holdings, Inc. (SOFR + 0.54%)(b)	0.59%	03/01/2023	3,704	3,715,327
NextEra Energy Capital Holdings, Inc.	0.65%	03/01/2023	15,460	15,444,882
NextEra Energy Capital Holdings, Inc.	2.90%	04/01/2022	9,107	9,178,617
Southern California Edison Co., Series D (3 mo. USD LIBOR + 0.27%)(b)	0.39%	12/03/2021	12,493	12,493,026
Southern Co. (The) (SOFR + 0.37%)(b)	0.42%	05/10/2023	10,526	10,511,129
				83,003,477
Financial Exchanges & Data-0.14%
Intercontinental Exchange, Inc.	0.70%	06/15/2023	4,939	4,927,137
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Utilities-0.68%
Atmos Energy Corp. (3 mo. USD LIBOR + 0.38%)(b)	0.50%	03/09/2023	$ 9,756	$ 9,756,748
CenterPoint Energy Resources Corp. (3 mo. USD LIBOR + 0.50%)(b)	0.67%	03/02/2023	14,493	14,474,417
				24,231,165
Health Care Distributors-0.28%
AmerisourceBergen Corp.	0.74%	03/15/2023	10,170	10,162,971
Industrial Conglomerates-0.25%
Siemens Financieringsmaatschappij N.V. (Germany) (SOFR + 0.43%)(b)(c)	0.48%	03/11/2024	8,905	8,937,758
Integrated Oil & Gas-1.54%
BP Capital Markets America, Inc.	2.94%	04/06/2023	23,220	23,894,830
Exxon Mobil Corp.	1.57%	04/15/2023	12,409	12,568,657
Shell International Finance B.V. (Netherlands)	0.38%	09/15/2023	13,333	13,267,307
Suncor Energy, Inc. (Canada)	2.80%	05/15/2023	5,116	5,243,730
				54,974,524
Integrated Telecommunication Services-0.57%
AT&T, Inc. (SOFR + 0.64%)(b)	0.69%	03/25/2024	9,918	9,924,572
Verizon Communications, Inc. (SOFR + 0.50%)(b)	0.55%	03/22/2024	10,417	10,466,482
				20,391,054
Investment Banking & Brokerage-2.47%
Goldman Sachs Group, Inc. (The)	0.48%	01/27/2023	13,250	13,209,363
Goldman Sachs Group, Inc. (The)(d)	0.63%	11/17/2023	26,389	26,327,569
Goldman Sachs Group, Inc. (The)	5.75%	01/24/2022	15,000	15,116,094
Morgan Stanley(d)	0.56%	11/10/2023	7,999	7,976,704
Morgan Stanley(d)	0.73%	04/05/2024	10,714	10,688,469
Morgan Stanley	2.75%	05/19/2022	15,000	15,158,342
				88,476,541
Life & Health Insurance-5.97%
Athene Global Funding (SOFR + 0.70%)(b)(c)	0.75%	05/24/2024	25,000	25,043,029
Athene Global Funding(c)	0.95%	01/08/2024	10,000	9,972,812
Athene Global Funding(c)	1.20%	10/13/2023	17,232	17,324,052
Athene Global Funding(c)	2.80%	05/26/2023	4,927	5,062,344
Brighthouse Financial Global Funding(c)	0.60%	06/28/2023	3,255	3,245,392
Equitable Financial Life Global Funding (SOFR + 0.39%)(b)(c)	0.44%	04/06/2023	20,000	20,034,050
Equitable Financial Life Global Funding(c)	0.80%	08/12/2024	11,429	11,317,177
GA Global Funding Trust(c)	0.80%	09/13/2024	10,909	10,749,210
GA Global Funding Trust(c)	1.00%	04/08/2024	17,218	17,137,070
Jackson National Life Global Funding (SOFR + 0.60%)(b)(c)	0.65%	01/06/2023	10,000	10,043,818
MassMutual Global Funding II (SOFR + 0.36%)(b)(c)	0.41%	04/12/2024	10,020	10,061,415
MET Tower Global Funding (SOFR + 0.55%)(b)(c)	0.60%	01/17/2023	10,000	10,033,860
New York Life Global Funding (3 mo. USD LIBOR + 0.44%)(b)(c)	0.56%	07/12/2022	8,889	8,911,428
New York Life Global Funding(c)	1.10%	05/05/2023	3,244	3,268,816
Pacific Life Global Funding II(c)	0.50%	09/23/2023	13,636	13,580,725
Principal Life Global Funding II (SOFR + 0.45%)(b)(c)	0.50%	04/12/2024	5,883	5,912,253
Principal Life Global Funding II(c)	0.75%	08/23/2024	8,695	8,601,245
Protective Life Global Funding(c)	0.63%	10/13/2023	4,082	4,071,599
Protective Life Global Funding(c)	1.08%	06/09/2023	15,500	15,602,480
Reliance Standard Life Global Funding II(c)	2.15%	01/21/2023	3,700	3,758,338
				213,731,113
Life Sciences Tools & Services-0.37%
Thermo Fisher Scientific, Inc.	0.80%	10/18/2023	13,208	13,173,039
Managed Health Care-0.11%
Humana, Inc.	0.65%	08/03/2023	3,889	3,869,666
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-line Insurance-0.37%
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	0.62%	01/13/2023	$ 3,749	$ 3,766,693
Metropolitan Life Global Funding I(c)	0.90%	06/08/2023	9,524	9,561,231
				13,327,924
Multi-Utilities-0.60%
Black Hills Corp.	1.04%	08/23/2024	10,667	10,573,492
DTE Energy Co., Series H	0.55%	11/01/2022	10,830	10,814,646
				21,388,138
Oil & Gas Refining & Marketing-0.96%
Phillips 66	0.90%	02/15/2024	7,814	7,757,336
Phillips 66	3.70%	04/06/2023	14,000	14,519,639
Phillips 66	4.30%	04/01/2022	12,000	12,145,150
				34,422,125
Oil & Gas Storage & Transportation-0.37%
Enbridge, Inc. (Canada) (SOFR + 0.40%)(b)	0.45%	02/17/2023	3,571	3,571,212
TransCanada PipeLines Ltd. (Canada)	2.50%	08/01/2022	9,630	9,751,564
				13,322,776
Other Diversified Financial Services-0.78%
AIG Global Funding(c)	0.80%	07/07/2023	7,317	7,323,384
USAA Capital Corp.(c)	0.50%	05/01/2024	7,500	7,432,860
USAA Capital Corp.(c)	1.50%	05/01/2023	12,960	13,123,926
				27,880,170
Packaged Foods & Meats-0.72%
Nestle Holdings, Inc.(c)	0.61%	09/14/2024	20,000	19,774,992
Tyson Foods, Inc.	4.50%	06/15/2022	6,000	6,066,222
				25,841,214
Paper Products-0.34%
Georgia-Pacific LLC(c)	3.73%	07/15/2023	11,850	12,322,133
Personal Products-0.19%
Unilever Capital Corp. (United Kingdom)	0.63%	08/12/2024	7,000	6,943,300
Pharmaceuticals-0.89%
AstraZeneca PLC (United Kingdom)	0.30%	05/26/2023	10,000	9,951,073
Bayer US Finance II LLC (Germany)(c)	3.88%	12/15/2023	9,000	9,456,477
Bristol-Myers Squibb Co.	0.54%	11/13/2023	12,500	12,463,868
				31,871,418
Regional Banks-1.41%
Fifth Third Bancorp	3.65%	01/25/2024	11,000	11,576,140
KeyBank N.A. (3 mo. USD LIBOR + 0.66%)(b)	0.79%	02/01/2022	22,119	22,140,771
Truist Bank (3 mo. USD LIBOR + 0.59%)(b)	0.75%	05/17/2022	14,167	14,193,620
Truist Financial Corp. (3 mo. USD LIBOR + 0.65%)(b)	0.78%	04/01/2022	2,500	2,502,966
				50,413,497
Retail REITs-0.46%
Kimco Realty Corp.	3.40%	11/01/2022	16,117	16,434,003
Semiconductors-0.56%
NVIDIA Corp.	0.31%	06/15/2023	20,000	19,925,961
Soft Drinks-0.12%
PepsiCo, Inc.	0.40%	10/07/2023	4,278	4,260,632
Specialized REITs-0.29%
Public Storage (SOFR + 0.47%)(b)	0.52%	04/23/2024	10,257	10,264,587
Systems Software-0.20%
Oracle Corp.	2.50%	10/15/2022	7,000	7,117,259
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Technology Hardware, Storage & Peripherals-0.28%
Apple, Inc.	0.75%	05/11/2023	$ 10,009	$ 10,036,167
Thrifts & Mortgage Finance-0.75%
Nationwide Building Society (United Kingdom)(c)	0.55%	01/22/2024	18,195	17,981,459
Nationwide Building Society (United Kingdom)(c)	2.00%	01/27/2023	8,571	8,712,757
				26,694,216
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,681,320,735)					1,677,741,887
Commercial Paper-39.43%(e)
Asset-Backed Securities - Fully Supported Bank-0.98%
Lexington Parker Capital Co. LLC(c)	0.24%	02/03/2022		35,000	34,990,647
Automobile Manufacturers-2.16%
Harley-Davidson Financial Services, Inc.(c)	0.32%	12/01/2021		20,000	19,999,875
Harley-Davidson Financial Services, Inc.(c)	0.30%	01/04/2022		15,000	14,995,552
Harley-Davidson Financial Services, Inc.(c)	0.32%	01/06/2022		20,000	19,993,600
Harley-Davidson Financial Services, Inc.(c)	0.32%	01/18/2022		12,200	12,194,520
Harley-Davidson Financial Services, Inc.(c)	0.30%	02/02/2022		10,000	9,993,280
					77,176,827
Automotive Retail-0.28%
AutoNation, Inc.(c)	0.26%	12/01/2021		10,000	9,999,918
Consumer Finance-1.75%
General Motors Financial Co., Inc.(c)	0.35%	01/04/2022		15,000	14,995,334
General Motors Financial Co., Inc.(c)	0.34%	01/10/2022		4,500	4,498,329
General Motors Financial Co., Inc.(c)	0.45%	01/14/2022		16,750	16,743,091
General Motors Financial Co., Inc.(c)	0.34%	01/19/2022		15,850	15,842,625
General Motors Financial Co., Inc.(c)	0.36%	01/31/2022		10,500	10,493,725
					62,573,104
Data Processing & Outsourced Services-0.39%
Fiserv, Inc.(c)	0.25%	02/22/2022		14,000	13,991,801
Diversified Banks-5.75%
ANZ New Zealand (Int’l) Ltd. (New Zealand)(c)	0.19%	08/24/2022		25,000	24,944,004
Bank of Nova Scotia (The) (Canada)(c)	0.23%	05/05/2022		12,000	11,988,820
Barclays U.S. CCP Funding LLC	0.22%	04/14/2022		12,000	11,991,762
Canadian Imperial Bank of Commerce (Canada)(c)	0.23%	05/04/2022		15,000	14,987,923
HSBC Bank PLC (United Kingdom)(c)	0.27%	02/01/2022		25,000	24,991,337
HSBC USA, Inc.(c)	0.32%	08/05/2022		15,000	14,953,707
National Bank of Canada (Canada)(c)	0.20%	08/23/2022		25,000	24,943,845
NatWest Markets PLC (United Kingdom); Series G(c)	0.18%	01/07/2022		14,150	14,148,327
NatWest Markets PLC (United Kingdom); Series G(c)	0.30%	06/21/2022		18,050	18,023,231
Toronto-Dominion Bank (The) (Canada)(c)	0.19%	08/24/2022		25,000	24,941,965
Westpac Banking Corp. (Australia)(c)	0.20%	08/18/2022		20,000	19,954,470
					205,869,391
Diversified Capital Markets-1.90%
Enel Finance America LLC(c)	0.42%	02/18/2022		35,000	34,982,500
Enel Finance America LLC(c)	0.31%	03/10/2022		8,000	7,994,267
Enel Finance America LLC(c)	0.29%	04/13/2022		2,000	1,997,774
UBS AG (Switzerland) (SOFR + 0.19%)(b)(c)	0.24%	06/16/2022		23,000	23,003,283
					67,977,824
Diversified Support Services-2.44%
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	0.27%	12/01/2021		20,000	19,999,931
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	0.22%	12/07/2021		8,250	8,249,800
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	0.31%	02/08/2022		11,000	10,995,123
Enbridge US, Inc.(c)	0.24%	12/21/2021		18,485	18,483,501
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Support Services-(continued)
Enbridge US, Inc.(c)	0.22%	01/07/2022	$ 29,450	$ 29,445,337
				87,173,692
Electric Utilities-1.24%
Entergy Corp.(c)	0.19%	01/11/2022	32,200	32,192,599
Southern California Edison Co.(c)	0.34%	01/03/2022	12,000	11,998,425
				44,191,024
Environmental & Facilities Services-1.22%
Waste Management, Inc.(c)	0.35%	04/04/2022	5,500	5,495,264
Waste Management, Inc.(c)	0.35%	04/08/2022	25,000	24,977,514
Waste Management, Inc.(c)	0.31%	08/16/2022	13,250	13,218,733
				43,691,511
Gas Utilities-0.81%
WGL Holdings, Inc.(c)	0.37%	12/02/2021	4,000	3,999,974
WGL Holdings, Inc.(c)	0.37%	01/06/2022	10,000	9,998,541
WGL Holdings, Inc.(c)	0.36%	01/11/2022	15,000	14,997,428
				28,995,943
General Merchandise Stores-0.28%
Dollarama, Inc. (Canada)(c)	0.23%	01/10/2022	10,000	9,998,269
Health Care Facilities-0.68%
CommonSpirit Health; Series A	0.22%	12/02/2021	8,500	8,499,945
CommonSpirit Health; Series A	0.30%	03/03/2022	16,000	15,991,899
				24,491,844
Health Care REITs-1.21%
Healthpeak Properties, Inc.(c)	0.20%	12/14/2021	19,000	18,998,788
Healthpeak Properties, Inc.(c)	0.21%	01/26/2022	24,300	24,292,267
				43,291,055
Health Care Services-1.01%
Cigna Corp.(c)	0.20%	12/07/2021	3,110	3,109,924
Cigna Corp.(c)	0.21%	12/09/2021	15,500	15,499,508
Cigna Corp.(c)	0.25%	02/11/2022	15,000	14,993,248
Cigna Corp.(c)	0.20%	02/15/2022	2,500	2,498,781
				36,101,461
Household Products-0.84%
Church & Dwight Co., Inc.(c)	0.17%	01/27/2022	30,000	29,991,687
Integrated Oil & Gas-1.17%
BP Capital Markets PLC (United Kingdom)(c)	0.20%	04/18/2022	17,000	16,987,069
Suncor Energy, Inc. (Canada)(c)	0.22%	01/24/2022	25,000	24,993,583
				41,980,652
Integrated Telecommunication Services-1.72%
AT&T, Inc.(c)	0.42%	12/15/2021	6,475	6,474,636
AT&T, Inc.(c)	0.40%	12/16/2021	20,000	19,998,791
AT&T, Inc.(c)	0.28%	03/15/2022	15,000	14,989,500
AT&T, Inc.(c)	0.31%	03/16/2022	20,000	19,985,867
				61,448,794
Managed Health Care-1.55%
Humana, Inc.(c)	0.24%	12/13/2021	20,000	19,998,245
Humana, Inc.(c)	0.28%	01/25/2022	15,000	14,992,977
Humana, Inc.(c)	0.32%	02/02/2022	7,800	7,795,715
Humana, Inc.(c)	0.23%	02/03/2022	12,500	12,493,003
				55,279,940
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Movies & Entertainment-0.56%
Walt Disney Co. (The)(c)	0.27%	03/15/2022	$ 20,000	$ 19,990,083
Multi-Utilities-2.49%
Dominion Energy, Inc.(c)	0.18%	12/02/2021	13,074	13,073,909
ENGIE S.A. (France)(c)	0.19%	02/02/2022	35,670	35,655,542
Public Service Enterprise Group, Inc.(c)	0.18%	12/20/2021	5,300	5,299,594
Public Service Enterprise Group, Inc.(c)	0.25%	02/22/2022	35,000	34,981,135
				89,010,180
Oil & Gas Storage & Transportation-1.87%
Energy Transfer L.P.	0.35%	12/01/2021	8,400	8,399,931
Energy Transfer L.P.	0.40%	12/07/2021	58,600	58,596,524
				66,996,455
Other Diversified Financial Services-1.40%
White Plains Capital Co. LLC(c)	0.52%	07/12/2022	20,000	19,925,333
White Plains Capital Co. LLC(c)	0.70%	07/19/2022	10,000	9,961,372
White Plains Capital Co. LLC(c)	0.70%	08/02/2022	20,300	20,216,141
				50,102,846
Packaged Foods & Meats-0.61%
Conagra Brands, Inc.(c)	0.25%	12/22/2021	7,000	6,998,802
Conagra Brands, Inc.(c)	0.30%	01/21/2022	15,000	14,993,349
				21,992,151
Pharmaceuticals-1.52%
Viatris, Inc.(c)	0.32%-0.47%	12/15/2021	28,100	28,095,961
Viatris, Inc.(c)	0.50%	02/11/2022	26,300	26,278,241
				54,374,202
Soft Drinks-1.52%
Keurig Dr Pepper, Inc.(c)	0.30%	01/14/2022	19,800	19,796,040
Keurig Dr Pepper, Inc.(c)	0.25%	02/07/2022	34,500	34,487,039
				54,283,079
Specialized REITs-1.03%
Crown Castle International Corp.(c)	0.28%	12/08/2021	37,000	36,997,451
Technology Distributors-1.05%
Arrow Electronics, Inc.(c)	0.25%	12/03/2021	23,500	23,499,414
Arrow Electronics, Inc.(c)	0.30%	12/10/2021	14,000	13,998,756
				37,498,170
Total Commercial Paper (Cost $1,410,458,745)					1,410,460,001
Asset-Backed Securities-4.71%
Auto Loans/Leases-2.63%
ARI Fleet Lease Trust; Series 2020-A, Class A2(c)	1.77%	08/15/2028		2,130	2,137,824
CarMax Auto Owner Trust; Series 2021-2, Class A2A	0.27%	06/17/2024		8,288	8,285,727
Chesapeake Funding II LLC (Canada);
Series 2018-3A, Class A1(c)	3.39%	01/15/2031		1,914	1,943,926
Series 2019-1A, Class A1(c)	2.94%	04/15/2031		1,766	1,782,688
Series 2020-1A, Class A2 (1 mo. USD LIBOR + 0.65%)(b)(c)	0.74%	08/16/2032		3,309	3,323,328
Enterprise Fleet Financing LLC;
Series 2019-1, Class A2(c)	2.98%	10/20/2024		1,111	1,115,218
Series 2020-2, Class A2(c)	0.61%	07/20/2026		16,270	16,263,129
Ford Credit Auto Owner Trust; Series 2020-B, Class A2	0.50%	02/15/2023		123	122,929
HPEFS Equipment Trust; Series 2020-2A, Class A2(c)	0.65%	07/22/2030		1,857	1,857,428
Mercedes-Benz Auto Receivables Trust; Series 2020-1, Class A2	0.46%	03/15/2023		425	425,232
NextGear Floorplan Master Owner Trust;
Series 2019-1A, Class A1 (1 mo. USD LIBOR + 0.65%)(b)(c)	0.74%	02/15/2024		12,750	12,764,077
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.70%)(b)(c)	0.79%	10/15/2024		10,000	10,039,970
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)
Nissan Auto Lease Trust; Series 2020-B, Class A2	0.34%	12/15/2022	$ 2,663	$ 2,663,066
Santander Retail Auto Lease Trust;
Series 2020-B, Class A2(c)	0.42%	11/20/2023	8,919	8,917,857
Series 2021-B, Class A2(c)	0.31%	01/22/2024	10,978	10,965,062
Tesla Auto Lease Trust;
Series 2019-A, Class A2(c)	2.13%	04/20/2022	148	148,340
Series 2020-A, Class A2(c)	0.55%	05/22/2023	869	869,698
Toyota Lease Owner Trust; Series 2021-A, Class A2(c)	0.27%	09/20/2023	4,450	4,448,777
Wheels SPV 2 LLC; Series 2020-1A, Class A2(c)	0.51%	08/20/2029	6,157	6,154,593
				94,228,869
Consumer Finance-0.34%
American Express Credit Account Master Trust; Series 2019-1, Class A	2.87%	10/15/2024	12,000	12,106,374
Credit Cards-0.77%
Capital One Multi-Asset Execution Trust; Series 2019-A1, Class A1	2.84%	12/15/2024	12,000	12,065,016
Citibank Credit Card Issuance Trust; Series 2016-A3, Class A3 (1 mo. USD LIBOR + 0.49%)(b)	0.58%	12/07/2023	15,500	15,501,011
				27,566,027
Equipment Leasing-0.24%
Dell Equipment Finance Trust; Series 2020-2, Class A2(c)	0.47%	10/24/2022	3,895	3,897,565
MMAF Equipment Finance LLC;
Series 2020-A, Class A2(c)	0.74%	04/09/2024	2,466	2,469,093
Series 2020-BA, Class A2(c)	0.38%	08/14/2023	2,347	2,344,674
				8,711,332
Specialized Finance-0.73%
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(c)	1.22%	07/15/2069	11,591	11,589,272
Series 2021-FA, Class A(c)	1.11%	02/18/2070	5,053	4,988,184
Navient Student Loan Trust; Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(b)(c)	0.59%	09/27/2066	9,184	9,197,174
SoFi Professional Loan Program Trust; Series 2020-A, Class A1FX(c)	2.06%	05/15/2046	212	211,630
				25,986,260
Total Asset-Backed Securities (Cost $168,480,234)					168,598,862
Certificates of Deposit-1.70%
Diversified Banks-1.68%
Bank of Montreal (Canada)	0.20%	08/19/2022		20,000	19,981,967
Lloyds Bank Corporate Markets PLC	0.22%	08/25/2022		20,000	19,983,336
Svenska Handelsbanken AB (Sweden)	0.20%	08/23/2022		20,000	19,981,988
					59,947,291
Regional Banks-0.02%
MUFG Bank Ltd.	0.23%	07/15/2022		755	754,585
Total Certificates of Deposit (Cost $60,754,999)					60,701,876
U.S. Treasury Securities-0.22%
U.S. Treasury Bills-0.22%(e)
U.S. Treasury Bills	0.05%	01/20/2022		5,000	4,999,687
U.S. Treasury Bills	0.12%	10/06/2022		3,000	2,995,211
Total U.S. Treasury Securities (Cost $7,996,673)					7,994,898
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-92.96% (Cost $3,329,011,386)					3,325,497,524
			Repurchase Amount
Repurchase Agreements-7.54%(f)
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $289,300,671; 0.00% - 22.59%; 12/15/2021 - 01/25/2066)(g)	0.62%	12/01/2021		40,020,500	40,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a U.S. Treasury obligation valued at $52,370,566; 0.00% - 14.40%; 09/30/2028 - 11/29/2061)(g)	0.41%	12/01/2021	$30,010,125	$ 30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by domestic and foreign corporate obligations valued at $82,497,663; 0.00% - 11.75%; 04/29/2022 - 02/08/2061)(g)	0.37%	12/01/2021	45,013,863	45,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by domestic agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic corporate obligations valued at $12,777,315; 0.24% - 5.51%; 03/01/2028 - 07/25/2056)(g)	0.43%	12/01/2021	12,004,300	12,000,000
Nomura Securities International, Inc., joint term agreement dated 11/30/2021, aggregate maturing value of $50,031,861 (collateralized by domestic non-agency mortgage-backed securities valued at $55,000,000; 4.12% - 6.56%; 01/25/2035 - 04/30/2050)(h)	0.74%	12/31/2021	25,015,931	25,000,000
RBC Capital Markets LLC, joint term agreement dated 11/26/2021, aggregate maturing value of $200,007,389 (collateralized by domestic and foreign corporate obligations and a U.S. government sponsored agency obligation valued at $218,353,292; 0.00% - 12.00%; 12/15/2021 - 12/15/2065)(i)	0.19%	12/03/2021	45,001,663	45,000,000
Societe Generale, joint term agreement dated 09/30/2021, aggregate maturing value of $100,001,333 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $109,342,924; 0.20% - 13.00%; 03/08/2022 - 06/05/2115)(h)	0.48%	12/01/2021	50,000,667	50,000,000
Truist Securities, joint term agreement dated 11/18/2021, aggregate maturing value of $45,014,000 (collateralized by domestic and foreign corporate obligations valued at $48,992,715; 1.25% - 7.50%; 07/01/2025 - 11/15/2031)	0.40%	12/16/2021	22,507,000	22,500,000
Total Repurchase Agreements (Cost $269,500,000)					269,500,000
TOTAL INVESTMENTS IN SECURITIES-100.50% (Cost $3,598,511,386)					3,594,997,524
OTHER ASSETS LESS LIABILITIES-(0.50)%					(17,867,340)
NET ASSETS-100.00%					$3,577,130,184
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $1,967,043,457, which represented 54.99% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)	Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Conservative Income Fund